Segment Reporting (Segment Data) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenues	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Amortization of intangibles									(97)		(98)		(88)
General corporate expenses									(210)		(183)		(177)
Operating income									13,846		13,332		11,200
Interest expense, net									(859)		(800)		(876)
Earnings before income taxes									12,987		12,532		10,324
European Union [Member]
Segment Reporting Information [Line Items]
Net revenues									27,338		29,768		28,050
Operating companies income									4,187		4,560		4,311
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Net revenues									19,272		17,452		15,928
Operating companies income									3,726		3,229		3,152
Asia [Member]
Segment Reporting Information [Line Items]
Net revenues									21,071		19,590		15,235
Operating companies income									5,197		4,836		3,049
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Net revenues									9,712		9,536		8,500
Operating companies income									1,043		988		953
Customer Concentration Risk [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Net revenues									$ 7,700		$ 8,100		$ 7,500

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.